Pensions and other post-employment benefits - Movement in net defined benefit liability (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Funded and Unfunded plans
Balance at Beginning of period	£ 136
Balance at End of period	121	£ 136
Pension plan
Funded and Unfunded plans
Balance at Beginning of period	52
Balance at End of period	36	52
Pension plan
Funded and Unfunded plans
Balance at Beginning of period	52	142
Exchange adjustments	2	11
Service cost	(16)	(16)
Past service cost	1	1
Interest income/(cost)	1	1
Return on plan assets, excluding amounts include in interest	31	(131)
Gain from change in financial assumptions	(24)	235
Experience (losses)/gains	(3)	(13)
Employers contributions	32	28
Scheme participants' contributions	0	0
Benefits paid	0	0
Balance at End of period	36	52
Pension plan | Fair value of assets
Funded and Unfunded plans
Balance at Beginning of period	(594)	(680)
Exchange adjustments	(6)	(45)
Interest income/(cost)	(18)	(6)
Return on plan assets, excluding amounts include in interest	31	(131)
Employers contributions	32	28
Scheme participants' contributions	7	7
Benefits paid	(27)	(41)
Balance at End of period	(661)	(594)
Pension plan | Present value of obligation
Funded and Unfunded plans
Balance at Beginning of period	646	822
Exchange adjustments	8	56
Service cost	(16)	(16)
Past service cost	1	1
Interest income/(cost)	19	7
Gain from change in financial assumptions	(24)	235
Experience (losses)/gains	(3)	(13)
Scheme participants' contributions	(7)	(7)
Benefits paid	27	41
Balance at End of period	697	646
Net post retirement obligations
Funded and Unfunded plans
Balance at Beginning of period	84	100
Exchange adjustments	(6)	8
Service cost	(6)	(7)
Interest income/(cost)	2	2
Gain from change in financial assumptions	(1)	25
Experience (losses)/gains	2	7
Benefits paid	1	1
Balance at End of period	£ 85	£ 84